Subsequent event (Details Narrative) - USD ($)			1 Months Ended
	Oct. 05, 2022	Apr. 04, 2019	Nov. 15, 2019	Aug. 26, 2019	Jun. 29, 2015
Interest rate per annum		12.00%	12.00%	8.00%	14.60%
Subsequent Event [Member]
Promissory note payable	$ 200,000
Interest rate per annum	10.00%
Subsequent Event, Description	The Principal plus the interest will become due and payable in full in 6 months.